Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other income and expenses, net	$ 55.0	$ 159.0	$ 141.0
ST Foundation
Related Party Transaction [Line Items]
Other income and expenses, net	$ 1.0	$ 1.0	$ 0.5